Income Taxes - Summary of Reconciliation of the Total Unrecognized Tax Benefits (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Income Tax Disclosure [Abstract]
Balance, beginning of year	$ 8,385
Decrease related to current year positions	(7,601)
Increase related to current year positions	236
Balance, end of year	$ 1,020